Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Inventories consists of the following:

	December 31,
(Dollars in millions)	2021	2020
Raw materials	$43	$52
Work in progress	161	193
Finished goods	1	2
Total	$205	$247